SHORT-TERM LOANS - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	May 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 HKD ($)	Jun. 30, 2021 HKD ($)	Jun. 30, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)
Loan agreement
Short-term Debt [Line Items]
Principal amount			$ 11,000			¥ 18,000
Fixed interest rate per annum, description			6%
Loan agreement | Shanghai Bank
Short-term Debt [Line Items]
Loan period			6 months
Principal amount			$ 173,400	$ 20,336	¥ 131,299
Fixed interest rate per annum, description			6MHIBOR+200BPs per annum
Cash deposits pledged						¥ 155,000
Debt repaid amount | $			$ 15,600
Loan agreement | Non-financial institution
Short-term Debt [Line Items]
Loan period	3 months	3 months
Principal amount	¥ 5,000	¥ 5,000
Fixed interest rate per annum, description	6%	6%
Loan and pledge agreement
Short-term Debt [Line Items]
Percentage of the current Fair Market Value considered for loan	70.00%	70.00%
Fixed interest rate per annum	3.25%	3.25%
Percentage of service fee	2.00%	2.00%